OPERATING LEASES	12 Months Ended
Dec. 31, 2017
Operating leases [Abstract]
Disclosure of leases [text block]
25. Operating leases
Non-cancellable operating lease rentals are payable as follows:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Non-cancellable operating lease rentals
Less than 1 year	2.0	1.9
Between 1 and 5 years	5.0	0.7
More than 5 years	3.2	-
Total non-cancellable operating lease rentals	10.2	2.6

For the year ended December 31, 2017, an amount of $9.0 million was recognized as an expense in profit or loss in respect of operating leases (2016 - $7.7 million).